Other Accrued Liabilities	12 Months Ended
Mar. 31, 2014
Payables And Accruals [Abstract]
Other Accrued Liabilities
22.	OTHER ACCRUED LIABILITIES

	March 31, 2014	March 31, 2013
	US$	US$
Accrued expenses	2,568,678	2,241,659
Other tax payable	832,050	997,001
Land use right payable – operating lease	1,119,005	784,400
Other payables for procuring materials for customers	40,278	5,194,086
Rental deposits received	240,247	—
Other payables for procuring equipment and consumables	397,441	199,228
Other payable	523,058	227,264

	5,720,757	9,643,638